Related Parties (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Related Party [Abstract]
Disclosure of detailed information about related parties outstanding balances
The balances as at December 31, 2020 and 2019 were as follows:

	December 31,	December 31,

	2020	2019

Payable De Beers Canada Inc. as the operator of the GK Mine*	$2,789	$12,316

Payable to De Beers Canada Inc. for interest on letters of credit	550	353
Revolving credit facility with Dunebridge Worldwide Ltd.	31,813	-
Payable to key management personnel	158	567

Disclosure of transactions between related parties
The transactions for the year ended December 31, 2020 and 2019 were as follows:

	Year ended	Year ended

	December 31, 2020	December 31, 2019

The total of the transactions:

International Investment and Underwriting	$23	$50

Remuneration to key management personnel	1,875	2,467

Diamonds sold to Dunebridge Worldwide Ltd.	66,671	-

Diamonds sold to De Beers Canada Inc.	12,610	12,582

Diamonds purchased from De Beers Canada Inc.	11,523	16,775

Finance costs incurred from De Beers Canada Inc.	198	701

Finance costs incurred from Dunebridge Worldwide Ltd.	852	-

Assets purchased from De Beers Canada Inc.	42	42

Management fee charged by the Operator of the GK Mine	4,368	4,153

Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities
The remuneration expense of directors and other members of key management personnel for the year ended December 31, 2020 and 2019 were as follows:

	Year ended	Year ended

	December 31, 2020	December 31, 2019

Consulting fees, payroll, director fees, bonus and other short-term benefits	$1,357	$1,903

Share-based payments	541	614

	$1,898	$2,517